CONVERTIBLE NOTES - Disclosure of detailed information about borrowings (Details) - Convertible Notes [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
Disclosure of detailed information about borrowings [line items]
Convertible Notes, beginning balance	$ 18,716	$ 17,212
Interest payments		(1,374)
Accretion and interest incurred during the period	774	2,930
Gain on embedded derivatives during the year ended August 31, 2021		(52)
Convertible Notes, ending balance	$ 19,490	$ 18,716